Segment information - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Segment information and revenue from contracts with customers
Real estate transfer tax expenses	€ 1,200
Property, plant and equipment*		€ 7,217	€ 9,464	€ 16,590
Right-of-use assets		17,059	18,904	€ 22,120
-United States
Segment information and revenue from contracts with customers
Property, plant and equipment*		115	147
Right-of-use assets		€ 0	€ 137